UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03591

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2013

Item 1. Schedule of Investments.

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 60.4%	SHARES	VALUE
Capital Markets - 1.2%
Franklin Resources, Inc.	24,450	$3,687,304

Chemicals - 1.6%
Ecolab, Inc.	62,600	5,019,268

Commercial Banks - 1.6%
US Bancorp	147,650	5,009,764

Communications Equipment - 2.1%
Cisco Systems, Inc.	140,675	2,941,514
F5 Networks, Inc.*	40,275	3,587,697
		6,529,211

Computers & Peripherals - 2.2%
Apple, Inc.	5,780	2,558,402
EMC Corp.*	189,650	4,530,739
		7,089,141

Consumer Finance - 1.7%
Capital One Financial Corp.	99,975	5,493,626

Containers & Packaging - 1.5%
Ball Corp.	101,650	4,836,507

Distributors - 1.2%
Genuine Parts Co.	49,475	3,859,050

Diversified Financial Services - 2.3%
IntercontinentalExchange, Inc.*	38,175	6,225,197
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	272,300
Trust II, Preferred (b)(e)	500,000	272,300
Trust III, Preferred (b)(e)	500,000	272,300
Trust IV, Preferred (b)(e)	500,000	272,300
		7,314,397

Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	115,525	4,058,393

Electrical Equipment - 3.2%
AMETEK, Inc.	117,375	5,089,380
Rockwell Automation, Inc.	56,300	4,861,505
		9,950,885

Energy Equipment & Services - 2.0%
Cameron International Corp.*	95,750	6,242,900

Food & Staples Retailing - 1.7%
Walgreen Co.	114,450	5,456,976

Gas Utilities - 1.8%
Oneok, Inc.	120,675	5,752,577

Health Care Equipment & Supplies - 2.3%
CareFusion Corp.*	150,825	5,277,367
IDEXX Laboratories, Inc.*	23,075	2,131,899
		7,409,266

Health Care Providers & Services - 6.0%
CIGNA Corp.	101,525	6,332,114
Express Scripts Holding Co.*	81,275	4,685,504
Laboratory Corp. of America Holdings*	42,030	3,791,106
McKesson Corp.	39,075	4,218,537
		19,027,261

Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc.*	8,275	2,696,574
Starbucks Corp.	51,600	2,939,136
		5,635,710

Household Products - 3.2%
Church & Dwight Co., Inc.	88,050	5,690,672
Procter & Gamble Co.	57,975	4,467,554
		10,158,226

Insurance - 1.8%
The Travelers Co.'s, Inc.	66,015	5,557,803

Internet & Catalog Retail - 1.4%
priceline.com, Inc.*	6,370	4,382,114

Internet Software & Services - 1.4%
Google, Inc.*	5,710	4,533,911

IT Services - 1.9%
Alliance Data Systems Corp.*	20,325	3,290,414
MasterCard, Inc.	5,200	2,813,876
		6,104,290

Leisure Equipment & Products - 1.4%
Polaris Industries, Inc.	49,150	4,545,884

Machinery - 3.6%
Cummins, Inc.	51,950	6,016,331
Deere & Co.	62,825	5,401,694
		11,418,025

Multiline Retail - 0.9%
Nordstrom, Inc.	50,750	2,802,922

Oil, Gas & Consumable Fuels - 3.8%
Pioneer Natural Resources Co.	49,425	6,141,056
Whiting Petroleum Corp.*	117,175	5,957,177
		12,098,233

Software - 2.8%
BMC Software, Inc.*	112,200	5,198,226
Microsoft Corp.	121,650	3,480,406
		8,678,632

Specialty Retail - 2.7%
TJX Co.'s, Inc.	101,225	4,732,269
Ulta Salon, Cosmetics & Fragrance, Inc.*	47,125	3,825,136
		8,557,405

Total Equity Securities (Cost $157,851,038)		191,209,681

ASSET-BACKED SECURITIES - 1.0%	PRINCIPAL AMOUNT
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	$407,317	407,113
CIT Equipment Collateral, 7.33%, 9/15/17 (e)	400,000	405,171
Credit Acceptance Auto Loan Trust, 2.06%, 4/16/18 (e)	121,748	121,768
DT Auto Owner Trust, 1.40%, 8/15/14 (e)	14,239	14,248
Ford Credit Floorplan Master Owner Trust, 2.07%, 9/15/15 (e)	420,000	422,463
Santander Consumer Acquired Receivables Trust:
1.66%, 8/15/16 (e)	583,511	587,345
2.01%, 8/15/16 (e)	388,341	391,506
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	230,000	232,761
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	517,286	522,244

Total Asset-Backed Securities (Cost $3,106,417)		3,104,619

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.1%
GMACM Mortgage Loan Trust, 5.50%, 10/25/33	21,517	21,597
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	279,858	280,733

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $300,836)		302,330

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	470,000	485,863
Extended Stay America Trust, 3.604%, 12/5/31 (e)	395,000	400,654
GS Mortgage Securities Trust:
3.007%, 12/10/30 (e)	475,000	472,086
2.318%, 1/10/18	265,000	272,205
JP Morgan Chase Commercial Mortgage Securities Corp., 3.372%, 12/15/47	100,000	101,996
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	2,030,686
Motel 6 Trust:
1.948%, 10/5/25 (e)	140,000	140,314
2.743%, 10/5/25 (e)	140,000	140,602
3.139%, 10/5/25 (e)	160,000	161,014
Queens Center Mortgage Trust:
3.275%, 1/11/37 (e)	600,000	601,200
3.474%, 1/11/37 (e)(r)	430,000	418,903

Total Commercial Mortgage-Backed Securities (Cost $5,300,384)		5,225,523

CORPORATE BONDS - 29.6%
Agilent Technologies, Inc., 3.20%, 10/1/22	400,000	399,707
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Altera Corp., 1.75%, 5/15/17	500,000	510,910
Amazon.com, Inc., 1.20%, 11/29/17	400,000	397,928
America Movil SAB de CV, 2.375%, 9/8/16	300,000	308,602
American Express Centurion Bank, 0.743%, 11/13/15 (r)	1,200,000	1,203,145
American Honda Finance Corp., 1.60%, 2/16/18 (e)	300,000	303,593
Amgen, Inc.:
2.50%, 11/15/16	225,000	236,105
3.875%, 11/15/21	200,000	218,293
5.15%, 11/15/41	400,000	429,209
AT&T, Inc.:
2.95%, 5/15/16	300,000	317,392
3.00%, 2/15/22	800,000	809,390
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	—
Autodesk, Inc., 1.95%, 12/15/17	400,000	396,171
Bank of America Corp.:
1.722%, 1/30/14 (r)	400,000	403,492
0.61%, 9/15/14 (r)	600,000	598,317
0.62%, 8/15/16 (r)	300,000	290,526
2.00%, 1/11/18	800,000	796,194
3.30%, 1/11/23	1,500,000	1,479,087
Bank of America NA, 5.30%, 3/15/17	950,000	1,064,455
Bank of New York Mellon Corp.:
1.70%, 11/24/14	300,000	305,657
2.40%, 1/17/17	300,000	313,519
Bank of Nova Scotia, 1.85%, 1/12/15	450,000	459,947
BB&T Corp., 1.60%, 8/15/17	400,000	403,895
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	260,658
BellSouth Corp., 4.02%, 4/26/21 (e)	1,000,000	1,002,104
Boston Properties LP:
3.70%, 11/15/18	200,000	219,304
3.85%, 2/1/23	500,000	528,360
Canadian National Railway Co.:
1.45%, 12/15/16	100,000	101,982
3.50%, 11/15/42	250,000	233,354
Capital One Bank, 3.375%, 2/15/23	500,000	495,101
CBS Corp., 3.375%, 3/1/22	200,000	203,709
CC Holdings GS V LLC, 2.381%, 12/15/17 (e)	400,000	402,586
CenturyLink, Inc.:
5.80%, 3/15/22	800,000	810,000
7.65%, 3/15/42	500,000	483,125
Church & Dwight Co., Inc., 2.875%, 10/1/22	400,000	399,868
CIT Group, Inc., 4.75%, 2/15/15 (e)	250,000	261,875
Colgate-Palmolive Co.:
1.30%, 1/15/17	150,000	152,479
2.45%, 11/15/21	1,000,000	1,018,803
2.30%, 5/3/22	1,000,000	999,257
Corning, Inc.:
1.45%, 11/15/17	300,000	301,270
4.75%, 3/15/42	1,000,000	1,019,005
COX Communications, Inc., 4.70%, 12/15/42 (e)	400,000	393,669
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,000,000	1,151,022
CVS Pass-Through Trust, 6.036%, 12/10/28	833,267	977,560
DDR Corp., 4.75%, 4/15/18	300,000	331,661
Deere & Co., 2.60%, 6/8/22	600,000	604,343
Discover Financial Services:
6.45%, 6/12/17	500,000	585,829
5.20%, 4/27/22	700,000	785,450
3.85%, 11/21/22	500,000	514,644
Discovery Communications LLC:
3.30%, 5/15/22	700,000	713,318
4.875%, 4/1/43	500,000	511,536
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	150,000	156,052
Duke Realty LP, 6.25%, 5/15/13	500,000	503,198
Dun & Bradstreet Corp., 3.25%, 12/1/17	600,000	616,870
Eaton Corp., 1.50%, 11/2/17 (e)	500,000	501,434
eBay, Inc., 2.60%, 7/15/22	300,000	299,773
Ecolab, Inc., 4.35%, 12/8/21	500,000	551,674
Enterprise Products Operating LLC:
4.85%, 3/15/44	200,000	204,174
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,000,000	1,160,000
EOG Resources, Inc., 2.625%, 3/15/23	400,000	395,017
ERP Operating LP, 4.625%, 12/15/21	400,000	448,545
Excalibur One 77B LLC, 1.491%, 1/1/25	140,000	139,098
Experian Finance plc, 2.375%, 6/15/17 (e)	400,000	407,874
Express Scripts Holding Co., 2.75%, 11/21/14	150,000	154,498
FedEx Corp.:
2.625%, 8/1/22	400,000	393,020
3.875%, 8/1/42	200,000	187,166
Fidelity National Information Services, Inc., 7.625%, 7/15/17	600,000	642,000
First Niagara Financial Group, Inc., 6.75%, 3/19/20	500,000	599,306
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	250,000	259,892
2.75%, 5/15/15	400,000	408,306
3.984%, 6/15/16	750,000	794,591
5.875%, 8/2/21	700,000	800,752
General Mills, Inc., 3.15%, 12/15/21	1,000,000	1,048,531
Gilead Sciences, Inc., 4.40%, 12/1/21	450,000	506,532
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	1,020,205
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	400,000	402,459
Glitnir Banki HF, 6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	1,250,000	15,625
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	100,000	110,616
6.15%, 4/1/18	875,000	1,031,071
5.75%, 1/24/22	1,100,000	1,278,996
3.625%, 1/22/23	400,000	402,813
Great River Energy, 5.829%, 7/1/17 (e)	225,441	244,696
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	300,000	309,842
HCP, Inc., 3.15%, 8/1/22	400,000	395,553
Health Care REIT, Inc., 3.75%, 3/15/23	400,000	402,563
Hershey Co., 1.50%, 11/1/16	150,000	154,050
Hewlett-Packard Co., 0.687%, 5/30/14 (r)	500,000	497,270
Hospira, Inc., 6.40%, 5/15/15	300,000	330,203
Host Hotels & Resorts LP, 3.75%, 10/15/23	300,000	301,173
HP Enterprise Services LLC, 6.00%, 8/1/13	600,000	610,313
Ingredion, Inc., 1.80%, 9/25/17	400,000	400,771
Intel Corp., 4.80%, 10/1/41	500,000	528,104
International Business Machines Corp.:
0.875%, 10/31/14	750,000	755,990
2.90%, 11/1/21	300,000	314,438
International Finance Corp., 0.50%, 5/16/16	100,000	99,987
Jefferies Group LLC, 5.125%, 4/13/18	850,000	926,500
John Deere Capital Corp.:
1.25%, 12/2/14	250,000	253,408
2.00%, 1/13/17	200,000	207,056
JPMorgan Chase & Co.:
1.201%, 1/25/18 (r)	500,000	503,288
3.20%, 1/25/23	2,000,000	1,996,764
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	350,000	382,375
Kellogg Co., 3.125%, 5/17/22	1,000,000	1,035,864
Laboratory Corporation of America Holdings, 2.20%, 8/23/17	400,000	404,436
Lender Processing Services, Inc., 5.75%, 4/15/23	600,000	625,500
Liberty Mutual Group, Inc.:
4.95%, 5/1/22 (e)	1,000,000	1,096,499
6.50%, 5/1/42 (e)	500,000	569,720
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	900,000	887,301
Lowe's Co.'s, Inc., 4.65%, 4/15/42	100,000	104,039
LULWA Ltd., 1.888%, 2/15/25	670,000	673,781
Masco Corp., 5.85%, 3/15/17	400,000	442,081
Mattel, Inc.:
1.70%, 3/15/18	300,000	301,634
3.15%, 3/15/23	300,000	301,775
McKesson Corp., 2.70%, 12/15/22	400,000	396,646
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	400,000	384,772
Methanex Corp.:
3.25%, 12/15/19	400,000	403,472
5.25%, 3/1/22	300,000	334,557
Microsoft Corp.:
2.125%, 11/15/22	300,000	293,227
3.50%, 11/15/42	300,000	277,036
Mohawk Industries, Inc., 3.85%, 2/1/23	400,000	406,641
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,213,346
New Albertsons, Inc., 8.00%, 5/1/31	800,000	648,000
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	202,998
NII Capital Corp.:
10.00%, 8/15/16	400,000	359,000
7.625%, 4/1/21	300,000	216,000
NII International Telecom Sarl, 11.375%, 8/15/19 (e)	300,000	313,500
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	100,000	101,473
Nordstrom, Inc., 4.00%, 10/15/21	200,000	221,079
Novartis Capital Corp., 2.40%, 9/21/22	400,000	397,681
NYU Hospitals Center, 4.428%, 7/1/42	300,000	291,806
Pearson Funding Four plc, 3.75%, 5/8/22 (e)	1,000,000	1,043,970
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	305,908
Pentair Finance SA:
1.35%, 12/1/15 (e)	400,000	400,561
1.875%, 9/15/17 (e)	400,000	399,998
PepsiCo, Inc., 2.75%, 3/1/23	600,000	600,560
Pioneer Natural Resources Co., 5.875%, 7/15/16	900,000	1,017,805
PNC Bank NA, 2.70%, 11/1/22	500,000	485,592
Rogers Communications, Inc., 3.00%, 3/15/23	400,000	401,397
Royal Bank of Canada, 1.20%, 9/19/17	1,475,000	1,479,798
Safeway, Inc., 1.78%, 12/12/13 (r)	1,750,000	1,760,682
Simon Property Group LP:
6.125%, 5/30/18	500,000	610,886
4.125%, 12/1/21	120,000	132,704
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	800,000	874,000
Standard Chartered plc, 3.95%, 1/11/23 (e)	400,000	398,376
Stanley Black & Decker, Inc., 2.90%, 11/1/22	400,000	401,694
SunTrust Bank:
0.578%, 8/24/15 (r)	500,000	492,304
7.25%, 3/15/18	500,000	620,586
Tagua Leasing LLC, 1.581%, 11/16/24	588,705	587,856
Telefonica Emisiones SAU, 2.582%, 4/26/13	600,000	600,591
Texas Instruments, Inc., 1.65%, 8/3/19	400,000	399,398
The Coca-Cola Co., 0.231%, 3/14/14 (r)	1,600,000	1,599,853
Time Warner Cable, Inc.:
4.00%, 9/1/21	800,000	853,604
5.50%, 9/1/41	400,000	411,062
Time Warner, Inc.:
4.875%, 3/15/20	100,000	114,454
4.00%, 1/15/22	370,000	398,103
3.40%, 6/15/22	500,000	515,594
5.375%, 10/15/41	280,000	301,220
4.90%, 6/15/42	300,000	301,373
Toronto-Dominion Bank, 2.375%, 10/19/16	300,000	313,858
Toyota Motor Credit Corp.:
2.05%, 1/12/17	300,000	310,339
3.30%, 1/12/22	300,000	318,092
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,076,250
United Parcel Service, Inc.:
3.125%, 1/15/21	150,000	160,105
2.45%, 10/1/22	300,000	298,262
US Bancorp, 2.95%, 7/15/22	300,000	298,568
US Bank:
4.95%, 10/30/14	100,000	106,537
3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,053,571
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	400,000	398,155
Viacom, Inc., 3.125%, 6/15/22	1,000,000	1,001,243
Volkswagen International Finance NV, 0.918%, 4/1/14 (e)(r)	1,000,000	1,001,550
Wachovia Bank NA, 0.61%, 3/15/16 (r)	300,000	296,378
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	1,600,000	1,605,600
Walgreen Co., 1.80%, 9/15/17	400,000	404,887
Western Union Co., 2.875%, 12/10/17	400,000	405,965
Whirlpool Corp., 3.70%, 3/1/23	300,000	305,762
Willis Group Holdings plc, 4.125%, 3/15/16	500,000	531,262
Wisconsin Public Service Corp., 3.671%, 12/1/42	400,000	388,769
Xerox Corp., 1.68%, 9/13/13 (r)	500,000	501,929
Zoetis, Inc., 3.25%, 2/1/23 (e)	400,000	405,633

Total Corporate Bonds (Cost $93,744,833)		93,758,346

MUNICIPAL OBLIGATIONS - 1.1%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	300,000	365,154
New York City GO Bonds, 5.206%, 10/1/31	470,000	544,293
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	747,936
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	485,072
Pittsburgh and Allegheny County Sports & Exhibition Authority Revenue VRDN, 0.60%, 11/1/39 (r)†	1,000,000	1,000,000
Utah GO Bonds, 3.539%, 7/1/25	400,000	437,000

Total Municipal Obligations (Cost $3,535,355)		3,579,455

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.5%
Freddie Mac, 1.25%, 10/2/19	4,970,000	4,934,907

Total U.S. Government Agencies and Instrumentalities (Cost $4,964,743)		4,934,907

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Fannie Mae, 3.00%, 4/3/13	1,605,000	1,655,407

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,656,661)		1,655,407

U.S. TREASURY OBLIGATIONS - 1.9%
United States Treasury Bonds:
2.75%, 11/15/42	3,510,000	3,253,331
3.125%, 2/15/43	120,000	120,225
United States Treasury Notes:
0.25%, 3/31/15	1,370,000	1,370,107
2.00%, 2/15/23	1,145,000	1,159,491

Total U.S. Treasury Obligations (Cost $5,858,418)		5,903,154

TIME DEPOSIT - 2.1%
State Street Bank Time Deposit, 0.12%, 4/1/13	6,560,265	6,560,265

Total Time Deposit (Cost $6,560,265)		6,560,265

SOVEREIGN GOVERNMENT BONDS - 0.5%
Province of Ontario Canada:
1.65%, 9/27/19	600,000	599,280
2.45%, 6/29/22	720,000	721,842
Province of Quebec Canada, 2.625%, 2/13/23	230,000	231,035

Total Sovereign Government Bonds (Cost $1,544,928)		1,552,157

FLOATING RATE LOANS(d)- 0.7%
BJ's Wholesale Club Inc., 4.25%, 9/26/19 (r)	300,000	301,219
Dell Inc.:
5.00%, 2/28/14 (r)	553,850	551,081
6.25%, 2/5/21 (r)	346,150	344,419
Dunkin' Brands, Inc., 3.75%, 2/11/20 (r)	400,000	404,417
HJ Heinz Co., 5.00%, 2/14/14 (r)	600,000	600,000

Total Floating Rate Loans (Cost $2,199,000)		2,201,136

TOTAL INVESTMENTS (Cost $286,622,878) - 101.1%		319,986,980
Other assets and liabilities, net - (1.1%)		(3,606,627)
NET ASSETS - 100%		$316,380,353

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	4	6/13	$527,938	$2,432

Sold:
2 Year U.S. Treasury Notes	11	6/13	2,424,984	189
5 Year U.S. Treasury Notes	3	6/13	372,164	254
Total Sold				$443

(b) This security was valued by the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

† The date shown for Variable Rate Demand Notes (VRDN) represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 99.7%	SHARES	VALUE
Auto Components - 3.1%
TRW Automotive Holdings Corp.*	25,575	$1,406,625

Biotechnology - 1.2%
Myriad Genetics, Inc.*	22,475	570,865

Chemicals - 2.0%
Ecolab, Inc.	11,650	934,097

Commercial Banks - 1.7%
First Republic Bank	19,775	763,710

Communications Equipment - 1.7%
F5 Networks, Inc.*	8,500	757,180

Containers & Packaging - 1.9%
Owens-Illinois, Inc.*	33,300	887,445

Diversified Consumer Services - 5.2%
Coinstar, Inc.*	21,600	1,261,872
Sotheby's	29,950	1,120,430
		2,382,302

Diversified Financial Services - 1.0%
MSCI, Inc.*	13,700	464,841

Electronic Equipment & Instruments - 2.4%
IPG Photonics Corp.	16,350	1,085,804

Energy Equipment & Services - 5.7%
Hornbeck Offshore Services, Inc.*	25,900	1,203,314
Lufkin Industries, Inc.	21,280	1,412,779
		2,616,093

Food Products - 3.3%
Ingredion, Inc.	20,650	1,493,408

Health Care Equipment & Supplies - 1.4%
CareFusion Corp.*	18,675	653,438

Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	20,150	1,036,718
Chemed Corp.	10,150	811,797
WellCare Health Plans, Inc.*	19,375	1,122,975
		2,971,490

Household Durables - 2.5%
The Ryland Group, Inc.	27,400	1,140,388

Household Products - 3.7%
Church & Dwight Co., Inc.	26,150	1,690,073

Insurance - 3.8%
American Financial Group, Inc.	12,100	573,298
Torchmark Corp.	19,450	1,163,110
		1,736,408

Internet & Catalog Retail - 2.5%
Expedia, Inc.	18,900	1,134,189

IT Services - 10.7%
DST Systems, Inc.	19,650	1,400,456
NeuStar, Inc.*	24,625	1,145,801
Syntel, Inc.	22,025	1,487,128
Teradata Corp.*	15,100	883,501
		4,916,886

Leisure Equipment & Products - 3.2%
Polaris Industries, Inc.	15,950	1,475,215

Life Sciences - Tools & Services - 2.7%
Mettler-Toledo International, Inc.*	5,725	1,220,684

Machinery - 5.9%
AGCO Corp.	23,375	1,218,305
Valmont Industries, Inc.	9,300	1,462,611
		2,680,916

Media - 2.7%
Gannett Co., Inc.	55,450	1,212,692

Metals & Mining - 2.3%
Reliance Steel & Aluminum Co.	14,800	1,053,316

Oil, Gas & Consumable Fuels - 2.2%
Denbury Resources, Inc.*	54,425	1,015,026

Pharmaceuticals - 3.1%
Endo Health Solutions, Inc.*	29,250	899,730
Questcor Pharmaceuticals, Inc.	16,050	522,267
		1,421,997

Professional Services - 2.4%
Corporate Executive Board Co.	19,125	1,112,310

Road & Rail - 2.6%
Landstar System, Inc.	20,875	1,191,754

Software - 2.6%
BMC Software, Inc.*	25,400	1,176,782

Specialty Retail - 4.8%
Ross Stores, Inc.	21,200	1,285,144
Ulta Salon, Cosmetics & Fragrance, Inc.*	11,150	905,046
		2,190,190

Trading Companies & Distributors - 3.6%
WESCO International, Inc.*	22,425	1,628,279

Wireless Telecommunication Services - 1.3%
MetroPCS Communications, Inc.*	56,575	616,668

Total Equity Securities (Cost $35,203,609)		45,601,071

TIME DEPOSIT - 0.5%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$215,615	215,615

Total Time Deposit (Cost $215,615)		215,615

TOTAL INVESTMENTS (Cost $35,419,224) - 100.2%		45,816,686
Other assets and liabilities, net - (0.2%)		(77,821)
NET ASSETS - 100%		$45,738,865

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI STRATEGIC PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 98.2%	SHARES	VALUE
Air Freight & Logistics - 2.9%
FedEx Corp.	8,456	$830,379

Automobiles - 3.9%
Toyota Motor Corp. (ADR)	11,204	1,149,979

Beverages - 4.0%
The Coca-Cola Co.	28,819	1,165,440

Biotechnology - 5.2%
Amgen, Inc.	11,443	1,173,022
Gilead Sciences, Inc.*	7,213	352,932
		1,525,954

Capital Markets - 4.1%
Goldman Sachs Group, Inc.	8,083	1,189,413

Commercial Banks - 6.6%
Barclays plc (ADR)	40,243	714,716
Wells Fargo & Co.	32,435	1,199,771
		1,914,487

Communications Equipment - 3.9%
Cisco Systems, Inc.	54,873	1,147,394

Computers & Peripherals - 0.8%
Apple, Inc.	507	224,413

Consumer Finance - 0.6%
Capital One Financial Corp.	2,957	162,487

Diversified Financial Services - 4.4%
JPMorgan Chase & Co.	27,159	1,288,966

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	33,219	1,218,805
BT Group plc (ADR)	10,065	423,032
		1,641,837

Food & Staples Retailing - 3.8%
CVS Caremark Corp.	20,152	1,108,159

Food Products - 5.5%
Campbell Soup Co.	14,099	639,531
General Mills, Inc.	19,217	947,590
		1,587,121

Health Care Equipment & Supplies - 3.6%
Medtronic, Inc.	21,337	1,001,986
St. Jude Medical, Inc.	1,257	50,833
		1,052,819

Health Care Providers & Services - 2.7%
DaVita HealthCare Partners, Inc.*	5,725	678,928
McKesson Corp.	947	102,238
		781,166

Industrial Conglomerates - 0.2%
Danaher Corp.	1,157	71,908

Insurance - 3.3%
ACE Ltd.	9,864	877,600
Aflac, Inc.	1,490	77,510
		955,110

Internet & Catalog Retail - 0.5%
Liberty Interactive Corp.*	6,727	143,823

IT Services - 1.9%
Western Union Co.	37,104	558,044

Machinery - 4.1%
Cummins, Inc.	2,551	295,431
Dover Corp.	12,428	905,753
		1,201,184

Media - 10.6%
DIRECTV*	1,782	100,879
Omnicom Group, Inc.	13,721	808,167
Time Warner Cable, Inc.	7,852	754,263
Time Warner, Inc.	20,233	1,165,826
Viacom, Inc., Class B	4,283	263,704
		3,092,839

Multiline Retail - 3.4%
Target Corp.	14,625	1,001,081

Oil, Gas & Consumable Fuels - 5.0%
Denbury Resources, Inc.*	52,894	986,473
QEP Resources, Inc.	14,924	475,180
		1,461,653

Pharmaceuticals - 2.9%
Roche Holding AG (ADR)	14,581	854,447

Software - 6.9%
CA, Inc.	30,201	760,159
Symantec Corp.*	50,047	1,235,160
		1,995,319

Wireless Telecommunication Services - 1.8%
Rogers Communications, Inc., Class B	10,058	513,561

Total Equity Securities (Cost $26,073,915)		28,618,983

TIME DEPOSIT - 1.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$539,601	539,601

Total Time Deposit (Cost $539,601)		539,601

TOTAL INVESTMENTS (Cost $26,613,516) - 100.1%		29,158,584
Other assets and liabilities, net - (0.1%)		(22,876)
NET ASSETS - 100%		$29,135,708

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

MUNICIPAL OBLIGATIONS - 1.9%	PRINCIPAL AMOUNT	VALUE
Fulton-DeKalb Georgia Hospital Authority Revenue Bonds, 5.25%, 1/1/20, Escrowed in U.S. Treasuries (prerefunded 1/1/14 @ 100)	$1,000,000	$1,037,408
Washington County Pennsylvania Hospital Authority Revenue Bonds, 0.45%, 7/1/37, LOC: PNC Bank (mandatory put, 7/1/13 @ 100) (r)	500,000	500,000

Total Municipal Obligations (Cost $1,537,408)		1,537,408

VARIABLE RATE DEMAND NOTES† - 84.0%
2880 Stevens Creek LLC, 0.45%, 11/1/33, LOC: Bank of the West (r)	2,800,000	2,800,000
California HFA Revenue, 0.10%, 8/1/33, CEI: Fannie Mae & Freddie Mac (r)	1,837,000	1,837,000
California Statewide Communities Development Authority MFH Revenue, 0.14%, 10/15/34, CEI: Fannie Mae (r)	100,000	100,000
Cassia County Industrial Development Corp. Revenue, 0.17%, 8/1/26, LOC: Rabo Agrifinance, C/LOC: RaboBank (r)	3,000,000	3,000,000
CIDC-Hudson House LLC New York Revenue, 0.60%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	425,000	425,000
Columbia Alabama Industrial Development Board Pollution Control Revenue, 0.15%, 6/1/22, GA: Alabama Power Co. (r)	2,000,000	2,000,000
Congress/Commons LLC, 0.30%, 12/1/50, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	2,000,000	2,000,000
Cook County Illinois Revenue, 0.23%, 2/1/35, LOC: RBS Citizens (r)	2,000,000	2,000,000
Crawfordsville Indiana MFH Revenue, 0.41%, 1/1/33, LOC: FHLB (r)	770,000	770,000
District of Columbia Revenue, 0.17%, 4/1/38, LOC: PNC Bank (r)	120,000	120,000
Erie County New York IDA Revenue, 0.21%, 4/1/32, LOC: HSBC USA (r)	1,515,000	1,515,000
Esplanade Theatres LLC, 0.31%, 11/1/42, LOC: First NBC Bank, C/LOC: FHLB (r)	3,000,000	3,000,000
Fairpoint Regional Utility System, 1.14%, 3/1/24, LOC: Hancock Bank, C/LOC: FHLB (r)	2,700,000	2,700,000
HBPWH Building Co., 0.25%, 11/1/22, LOC: Wells Fargo Bank (r)	795,000	795,000
Hopkinsville Kentucky Industrial Building LO Revenue, 0.25%, 8/1/24, LOC: Comerica Bank (r)	745,000	745,000
Illinois Development Finance Authority Revenue, 0.15%, 6/1/19, LOC: Northern Trust Co. (r)	905,000	905,000
Illinois Toll Highway Authority Revenue:
Series A-2a, 0.12%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	3,000,000	3,000,000
Series A-2c, 0.12%, 7/1/30, LOC: Northern Trust Co. (r)	1,500,000	1,500,000
Kansas Development Finance Authority MFH Revenue, 0.12%, 7/1/30, CEI: Freddie Mac (r)	400,000	400,000
Legacy Park LLC, 0.32%, 1/1/58, LOC: Fifth Third Bank (r)	1,471,850	1,471,850
Louisiana Housing Corp. Revenue, 0.12%, 3/15/37, CEI: Fannie Mae (r)	1,260,000	1,260,000
Massachusetts Development Finance Agency Revenue, 0.17%, 9/1/16, LOC: TD Bank (r)	1,095,000	1,095,000
Meridian Ranch Colorado Metropolitan District GO, 0.13%, 12/1/38, LOC: US Bank (r)	980,000	980,000
Michigan Strategic Fund LO Revenue, 0.40%, 9/1/22, LOC: Bank of America (r)	2,595,000	2,595,000
Mississippi Business Finance Corp. Revenue, 0.14%, 3/1/17, LOC: PNC Bank (r)	285,000	285,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.12%, 6/1/34, LOC: U.S. Bank (r)	1,007,000	1,007,000
Ness Family Partners LP, 0.51%, 9/1/34, LOC: Bank of the West (r)	385,000	385,000
Nevada Housing Division Revenue, 0.12%, 4/15/39, CEI: Fannie Mae (r)	1,800,000	1,800,000
New York City GO, 0.14%, 4/1/42, LOC: Mizuho Corp. Bank Ltd. (r)	500,000	500,000
New York City Housing Development Corp. MFH Revenue:
0.16%, 11/15/37, CEI: Fannie Mae (r)	275,000	275,000
0.12%, 11/1/38, CEI: Freddie Mac (r)	200,000	200,000
New York State HFA Revenue:
0.16%, 5/15/33, CEI: Fannie Mae (r)	1,000,000	1,000,000
0.12%, 5/15/34, CEI: Fannie Mae (r)	1,150,000	1,150,000
0.16%, 5/15/36, CEI: Fannie Mae (r)	1,100,000	1,100,000
0.12%, 5/15/37, CEI: Fannie Mae (r)	900,000	900,000
New York State MMC Corp. Revenue, 0.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,840,000	1,840,000
OSL Santa Rosa Fountaingrove LLC, 0.284%, 2/1/52, LOC: East West Bank, C/LOC: FHLB (r)	2,500,000	2,500,000
Overseas Private Investment Corp., 0.15%, 6/15/31, GA: U.S. Government (r)	1,871,795	1,871,795
Rathbone LLC, 0.25%, 1/1/38, LOC: Comerica Bank (r)	1,390,000	1,390,000
Rex Lumber LLC, 0.19%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	845,000	845,000
Rhode Island Student Loan Authority Revenue, 0.17%, 6/1/48, LOC: State Street Bank & Trust (r)	2,400,000	2,400,000
San Francisco California City & County Redevelopment Agency Revenue, 0.10%, 6/15/34, CEI: Fannie Mae (r)	500,000	500,000
South Dakota MFH Development Authority Revenue, 0.12%, 1/1/44, CEI: Freddie Mac (r)	200,000	200,000
Sunroad Centrum Apartments 23 LP, 0.17%, 8/1/52, LOC: East West Bank, C/LOC: FHLB (r)	3,500,000	3,500,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue:
0.17%, 3/1/27, LOC: Citibank (r)	1,100,000	1,100,000
0.12%, 4/1/28, LOC: Bank of Nova Scotia (r)	300,000	300,000
Vermont Educational & Health Buildings Financing Agency Revenue, 0.18%, 6/1/22, LOC: People's United Bank., C/LOC: Wells Fargo Bank (r)	810,000	810,000
Warren County Kentucky IDA Revenue, 0.30%, 12/1/18, LOC: U.S. Bank (r)	615,000	615,000
Warrior Roofing Manufacturing of Georgia LLC, 0.50%, 12/15/34, LOC: Bank of Tuscaloosa, C/LOC: FHLB (r)	1,030,000	1,030,000
Wilkes-Barre Pennsylvania GO, 0.20%, 11/1/25, LOC: PNC Bank (r)	2,335,000	2,335,000
Wisconsin Health & Educational Facilities Authority Revenue, 0.18%, 11/1/23, LOC: U.S. Bank (r)	600,000	600,000

Total Variable Rate Demand Notes (Cost $67,452,645)		67,452,645

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.3%
Federal Home Loan Bank, 0.28%, 9/5/13	1,000,000	1,000,199

Total U.S. Government Agencies and Instrumentalities (Cost $1,000,199)		1,000,199

U.S. TREASURY OBLIGATIONS - 12.5%
United States Treasury Notes:
0.625%, 4/30/13	2,000,000	2,000,668
3.50%, 5/31/13	1,000,000	1,005,482
3.125%, 8/31/13	1,000,000	1,012,182
0.75%, 9/15/13	2,000,000	2,004,995
0.50%, 10/15/13	1,000,000	1,001,602
2.75%, 10/31/13	1,000,000	1,014,920
0.25%, 11/30/13	1,000,000	1,000,217
1.00%, 1/15/14	1,000,000	1,006,451

Total U.S. Treasury Obligations (Cost $10,046,517)		10,046,517

TIME DEPOSIT - 0.2%
State Street Bank Time Deposit, 0.12%, 4/1/13	184,571	184,571

Total Time Deposit (Cost $184,571)		184,571

TOTAL INVESTMENTS (Cost $80,221,340) - 99.9%		80,221,340
Other assets and liabilities, net - 0.1%		84,966
NET ASSETS - 100%		$80,306,306

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for Variable Rate Demand Notes (VRDN) represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 99.7%	SHARES	VALUE
Aerospace & Defense - 2.8%
Hexcel Corp.*	12,157	$352,675
Triumph Group, Inc.	4,829	379,076
		731,751

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*	3,899	158,923

Airlines - 1.2%
JetBlue Airways Corp.*	34,165	235,738
US Airways Group, Inc.*	4,505	76,450
		312,188

Biotechnology - 5.8%
Acorda Therapeutics, Inc.*	8,367	267,995
Ariad Pharmaceuticals, Inc.*	11,915	215,542
BioMarin Pharmaceutical, Inc.*	2,946	183,418
Seattle Genetics, Inc.*	5,988	212,634
Theravance, Inc.*	10,461	247,089
United Therapeutics Corp.*	6,110	371,916
		1,498,594

Building Products - 0.8%
Apogee Enterprises, Inc.	1,679	48,607
Trex Co., Inc.*	3,207	157,720
		206,327

Chemicals - 4.2%
Axiall Corp.	7,374	458,368
Huntsman Corp.	14,496	269,481
Quaker Chemical Corp.	5,962	351,877
		1,079,726

Commercial Banks - 0.8%
UMB Financial Corp.	4,147	203,493

Commercial Services & Supplies - 1.3%
Waste Connections, Inc.	9,087	326,950

Communications Equipment - 0.9%
Ixia*	3,645	78,878
Riverbed Technology, Inc.*	9,668	144,150
		223,028

Computers & Peripherals - 0.5%
Fusion-io, Inc.*	7,645	125,149

Construction & Engineering - 0.9%
Northwest Pipe Co.*	8,051	225,267

Construction Materials - 1.6%
Texas Industries, Inc.*	6,586	415,642

Consumer Finance - 1.0%
Cash America International, Inc.	4,770	250,282

Diversified Consumer Services - 0.7%
Sotheby's	4,810	179,942

Diversified Financial Services - 0.6%
KKR Financial Holdings LLC	13,380	148,117

Electrical Equipment - 2.6%
General Cable Corp.*	6,210	227,472
Regal-Beloit Corp.	3,507	286,031
Thermon Group Holdings, Inc.*	7,680	170,573
		684,076

Electronic Equipment & Instruments - 3.4%
Coherent, Inc.	5,732	325,234
InvenSense, Inc.*	15,455	165,060
IPG Photonics Corp.	4,198	278,789
Universal Display Corp.*	3,470	101,983
		871,066

Energy Equipment & Services - 5.1%
Dril-Quip, Inc.*	1,534	133,719
Geospace Technologies Corp.*	7,297	787,492
Lufkin Industries, Inc.	5,857	388,846
		1,310,057

Food & Staples Retailing - 2.0%
Fresh Market, Inc.*	6,228	266,372
Natural Grocers by Vitamin Cottage, Inc.*	11,586	261,264
		527,636

Food Products - 1.0%
WhiteWave Foods Co.*	15,805	269,791

Health Care Equipment & Supplies - 6.6%
ArthroCare Corp.*	10,840	376,798
HeartWare International, Inc.*	3,050	269,712
Sirona Dental Systems, Inc.*	6,237	459,854
The Cooper Co.'s, Inc.	3,150	339,822
Thoratec Corp.*	6,526	244,725
		1,690,911

Health Care Providers & Services - 3.7%
Air Methods Corp.	6,408	309,122
Centene Corp.*	7,343	323,386
Emeritus Corp.*	5,172	143,730
Team Health Holdings, Inc.*	5,064	184,228
		960,466

Health Care Technology - 1.8%
MedAssets, Inc.*	16,785	323,111
Vocera Communications, Inc.*	6,363	146,349
		469,460

Hotels, Restaurants & Leisure - 5.8%
Bally Technologies, Inc.*	8,588	446,319
BJ's Restaurants, Inc.*	4,901	163,105
Chuy's Holdings, Inc.*	3,265	106,374
Orient-Express Hotels Ltd.*	17,422	171,781
Pinnacle Entertainment, Inc.*	12,157	177,735
SHFL Entertainment, Inc.*	26,144	433,206
		1,498,520

Household Durables - 2.4%
Meritage Homes Corp.*	8,660	405,807
Universal Electronics, Inc.*	9,651	224,386
		630,193

Insurance - 1.4%
Validus Holdings Ltd.	9,582	358,079

Internet Software & Services - 4.6%
Angie's List, Inc.*	6,830	134,961
Cornerstone OnDemand, Inc.*	8,101	276,244
Demandware, Inc.*	4,530	114,836
Marin Software, Inc.*	6,870	112,874
Monster Worldwide, Inc.*	48,499	245,890
Trulia, Inc.*	9,724	305,139
		1,189,944

Life Sciences - Tools & Services - 1.4%
PAREXEL International Corp.*	9,182	362,781

Machinery - 4.4%
Chart Industries, Inc.*	1,743	139,457
Colfax Corp.*	5,262	244,894
Terex Corp.*	11,438	393,696
WABCO Holdings, Inc.*	2,575	181,769
Woodward, Inc.	4,096	162,857
		1,122,673

Metals & Mining - 1.3%
RTI International Metals, Inc.*	10,781	341,650

Oil, Gas & Consumable Fuels - 3.1%
Gulfport Energy Corp.*	8,039	368,427
Oasis Petroleum, Inc.*	11,093	422,311
		790,738

Pharmaceuticals - 1.4%
Salix Pharmaceuticals Ltd.*	6,842	350,174

Real Estate Investment Trusts - 3.6%
Redwood Trust, Inc.	4,849	112,400
Silver Bay Realty Trust Corp.	880	18,222
The GEO Group, Inc.	15,428	580,401
Two Harbors Investment Corp.	17,965	226,539
		937,562

Road & Rail - 1.4%
Landstar System, Inc.	4,383	250,225
Quality Distribution, Inc.*	13,860	116,563
		366,788

Semiconductors & Semiconductor Equipment - 3.9%
Cavium, Inc.*	8,810	341,916
EZchip Semiconductor Ltd.*	5,226	126,103
Teradyne, Inc.*	17,265	280,038
Veeco Instruments, Inc.*	6,850	262,560
		1,010,617

Software - 7.3%
Compuware Corp.*	12,368	154,600
Concur Technologies, Inc.*	2,533	173,916
Fortinet, Inc.*	15,913	376,820
Guidewire Software, Inc.*	3,908	150,224
NICE Systems Ltd. (ADR)*	8,436	310,698
QLIK Technologies, Inc.*	12,704	328,144
Sourcefire, Inc.*	2,235	132,379
TIBCO Software, Inc.*	5,557	112,363
Ultimate Software Group, Inc.*	1,274	132,700
		1,871,844

Specialty Retail - 6.3%
Chico's FAS, Inc.	9,586	161,045
Francesca's Holdings Corp.*	10,150	290,899
Genesco, Inc.*	12,056	724,445
Vitamin Shoppe, Inc.*	9,194	449,127
		1,625,516

Textiles, Apparel & Luxury Goods - 0.9%
Steven Madden Ltd.*	5,551	239,470

Thrifts & Mortgage Finance - 0.6%
Home Loan Servicing Solutions, Ltd.	6,152	143,526

Total Equity Securities (Cost $18,982,567)		25,708,917

TIME DEPOSIT - 0.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$95,208	95,208

Total Time Deposit (Cost $95,208)		95,208

TOTAL INVESTMENTS (Cost $19,077,775) - 100.1%		25,804,125
Other assets and liabilities, net - (0.1%)		(14,944)
NET ASSETS - 100%		$25,789,181

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

ASSET-BACKED SECURITIES - 0.7%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (e)	$85,014	$85,009
AmeriCredit Automobile Receivables Trust, 5.19%, 8/17/15	115,000	118,854
DT Auto Owner Trust, 1.40%, 8/15/14 (e)	5,696	5,699
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	75,000	75,900

Total Asset-Backed Securities (Cost $284,929)		285,462

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
CFCRE Commercial Mortgage Trust 2011-C1, 4.961%, 4/15/44 (e)(r)	128,000	148,254
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	140,000	144,725
Extended Stay America Trust, 3.604%, 12/5/31 (e)	125,000	126,789
GS Mortgage Securities Corp. II:
1.652%, 11/8/29 (e)(r)	370,000	370,331
3.124%, 11/10/45	95,000	95,609
GS Mortgage Securities Trust:
2.318%, 1/10/18	100,000	102,719
3.007%, 12/10/30 (e)	155,000	154,049
JP Morgan Chase Commercial Mortgage Securities Corp., 3.372%, 12/15/47	30,000	30,599
Motel 6 Trust:
1.948%, 10/5/25 (e)	50,000	50,112
2.743%, 10/5/25 (e)	50,000	50,215
3.139%, 10/5/25 (e)	50,000	50,317
Queens Center Mortgage Trust:
3.275%, 1/11/37 (e)	200,000	200,400
3.59%, 1/11/37 (e)(r)	150,000	146,129
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	5,834	5,827

Total Commercial Mortgage-Backed Securities (Cost $1,684,503)		1,676,075

CORPORATE BONDS - 81.1%
AbbVie, Inc.:
2.90%, 11/6/22 (e)	200,000	200,180
4.40%, 11/6/42 (e)	150,000	151,236
Aetna, Inc., 2.75%, 11/15/22	200,000	195,698
Agrium, Inc., 3.15%, 10/1/22	100,000	96,338
Alcoa, Inc.:
6.00%, 7/15/13	275,000	279,078
5.40%, 4/15/21	150,000	155,341
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
Amazon.com, Inc., 2.50%, 11/29/22	100,000	97,318
America Movil SAB de CV, 2.375%, 9/8/16	100,000	102,867
American Express Centurion Bank, 0.743%, 11/13/15 (r)	250,000	250,655
American International Group, Inc.:
3.75%, 11/30/13 (e)	500,000	510,203
4.875%, 6/1/22	250,000	282,822
American National Red Cross, 5.422%, 11/15/13	335,000	337,797
Amgen, Inc.:
2.50%, 11/15/16	50,000	52,468
3.875%, 11/15/21	50,000	54,573
Anadarko Petroleum Corp., 6.375%, 9/15/17	100,000	119,361
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	98,855
4.00%, 1/17/43	100,000	97,779
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	100,000	98,293
Antero Resources Finance Corp., 9.375%, 12/1/17	96,000	104,160
ArcelorMittal:
5.375%, 6/1/13	200,000	201,260
5.00%, 2/25/17	150,000	156,975
AT&T, Inc.:
2.95%, 5/15/16	100,000	105,798
3.00%, 2/15/22	225,000	227,641
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	508,782
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	—
Autodesk, Inc., 1.95%, 12/15/17	200,000	198,086
Bank of America Corp.:
5.25%, 12/1/15	200,000	217,105
3.30%, 1/11/23	300,000	295,818
Bank of America NA, 5.30%, 3/15/17	650,000	728,311
Bank of New York Mellon Corp.:
1.70%, 11/24/14	100,000	101,886
2.40%, 1/17/17	50,000	52,253
Bank of Nova Scotia, 1.85%, 1/12/15	225,000	229,974
Barrick Gold Corp., 5.25%, 4/1/42	100,000	100,296
BellSouth Corp., 4.02%, 4/26/21 (e)	200,000	200,421
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	200,000	203,858
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	540,000	618,300
Boston Properties LP:
3.70%, 11/15/18	100,000	109,652
3.85%, 2/1/23	100,000	105,672
BP Capital Markets plc, 3.245%, 5/6/22	200,000	206,625
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	200,000	207,930
Capital One Bank, 3.375%, 2/15/23	200,000	198,040
Cemex SAB de CV, 5.311%, 9/30/15 (e)(r)	150,000	155,438
CenturyLink, Inc.:
5.80%, 3/15/22	200,000	202,500
7.65%, 3/15/42	100,000	96,625
CIT Group, Inc., 4.75%, 2/15/15 (e)	75,000	78,562
Citigroup, Inc.:
3.953%, 6/15/16	400,000	431,007
4.45%, 1/10/17	400,000	440,374
4.05%, 7/30/22	200,000	206,605
Colgate-Palmolive Co., 1.30%, 1/15/17	50,000	50,826
Comcast Corp., 3.125%, 7/15/22	100,000	102,317
ConAgra Foods, Inc., 3.20%, 1/25/23	100,000	99,671
Corning, Inc., 4.75%, 3/15/42	400,000	407,602
COX Communications, Inc., 3.25%, 12/15/22 (e)	100,000	101,589
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	400,000	460,409
CVS Pass-Through Trust, 6.036%, 12/10/28	166,653	195,512
Daimler Finance North America LLC, 2.625%, 9/15/16 (e)	200,000	208,539
Darden Restaurants, Inc., 3.35%, 11/1/22	100,000	95,105
DDR Corp., 4.75%, 4/15/18	300,000	331,661
Deere & Co., 3.90%, 6/9/42	100,000	98,792
Discover Financial Services, 3.85%, 11/21/22	300,000	308,786
Dow Chemical Co.:
3.00%, 11/15/22	200,000	196,560
4.375%, 11/15/42	200,000	191,815
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	78,026
Duke Realty LP, 4.625%, 5/15/13	250,000	251,112
Ecolab, Inc., 4.35%, 12/8/21	150,000	165,502
EI du Pont de Nemours & Co.:
2.80%, 2/15/23	75,000	76,172
4.15%, 2/15/43	75,000	76,159
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	400,000	464,000
ERP Operating LP, 4.625%, 12/15/21	100,000	112,136
Excalibur One 77B LLC, 1.491%, 1/1/25	45,000	44,710
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20 (e)	100,000	105,000
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	200,000	207,913
4.207%, 4/15/16	200,000	212,903
4.25%, 2/3/17	100,000	107,018
5.875%, 8/2/21	200,000	228,786
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/1/22	150,000	149,101
3.875%, 3/15/23 (e)	50,000	50,145
5.45%, 3/15/43 (e)	50,000	49,415
General Electric Capital Corp.:
3.35%, 10/17/16	100,000	107,377
2.90%, 1/9/17	200,000	211,081
3.15%, 9/7/22	100,000	99,361
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	400,000	430,555
General Electric Co., 4.125%, 10/9/42	100,000	100,254
Glitnir Banki HF, 6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	100,000	1,250
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	200,000	202,726
5.75%, 1/24/22	550,000	639,498
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	100,000	115,345
Hershey Co., 1.50%, 11/1/16	50,000	51,350
Hess Corp., 5.60%, 2/15/41	100,000	107,388
Hospira, Inc., 6.40%, 5/15/15	100,000	110,068
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	200,000	168,500
International Business Machines Corp.:
0.875%, 10/31/14	300,000	302,396
2.90%, 11/1/21	100,000	104,813
International Lease Finance Corp., 5.875%, 5/1/13	200,000	200,780
Interpublic Group Co.'s, Inc., 3.75%, 2/15/23	200,000	194,028
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	27
John Deere Capital Corp.:
1.25%, 12/2/14	75,000	76,023
2.00%, 1/13/17	50,000	51,764
JPMorgan Chase & Co.:
1.80%, 1/25/18	250,000	251,321
3.20%, 1/25/23	600,000	599,029
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	100,000	109,250
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	150,000	157,500
Kern River Funding Corp., 6.676%, 7/31/16 (e)	30,516	34,072
Kia Motors Corp., 3.625%, 6/14/16 (e)	150,000	158,590
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	104,562
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	300,000	298,500
Lender Processing Services, Inc., 5.75%, 4/15/23	100,000	104,250
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	197,178
Lowe's Co.'s, Inc., 4.65%, 4/15/42	30,000	31,212
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	100,000	96,780
MetLife Institutional Funding II, 1.205%, 4/4/14 (e)(r)	200,000	201,629
Morgan Stanley:
1.75%, 2/25/16	100,000	100,779
6.25%, 8/28/17	300,000	349,136
5.50%, 7/24/20	200,000	230,332
Nationwide Health Properties, Inc., 6.59%, 7/7/38	70,000	83,264
NBCUniversal Media LLC:
2.875%, 1/15/23	200,000	198,241
4.45%, 1/15/43	200,000	197,386
New Albertsons, Inc., 8.00%, 5/1/31	300,000	243,000
New York Life Global Funding, 1.65%, 5/15/17 (e)	50,000	50,749
NII Capital Corp., 7.625%, 4/1/21	450,000	324,000
NII International Telecom Sarl, 11.375%, 8/15/19 (e)	50,000	52,250
NuStar Pipeline Operating Partnership LP, 5.875%, 6/1/13	200,000	201,170
PacifiCorp:
2.95%, 2/1/22	250,000	260,693
4.10%, 2/1/42	100,000	101,525
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	305,908
PepsiCo, Inc.:
2.75%, 3/5/22	200,000	203,830
3.60%, 8/13/42	50,000	45,833
Pernod-Ricard SA:
4.25%, 7/15/22 (e)	50,000	54,148
5.50%, 1/15/42 (e)	100,000	111,356
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	282,724
PPF Funding, Inc., 5.50%, 1/15/14 (e)	150,000	154,110
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	154,322
Royal Bank of Canada, 1.20%, 9/19/17	345,000	346,122
SABMiller Holdings, Inc., 3.75%, 1/15/22 (e)	255,000	272,939
Shell International Finance BV, 2.25%, 1/6/23	200,000	194,687
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	250,000	273,125
Standard Chartered plc, 3.95%, 1/11/23 (e)	200,000	199,188
SunTrust Bank, 0.578%, 8/24/15 (r)	500,000	492,305
Telefonica Emisiones SAU, 2.582%, 4/26/13	150,000	150,148
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	219,620	—
Time Warner Cable, Inc.:
4.00%, 9/1/21	100,000	106,700
5.50%, 9/1/41	200,000	205,531
Time Warner, Inc.:
4.00%, 1/15/22	90,000	96,836
3.40%, 6/15/22	200,000	206,238
5.375%, 10/15/41	100,000	107,579
4.90%, 6/15/42	200,000	200,916
Toronto-Dominion Bank, 2.375%, 10/19/16	100,000	104,619
Toyota Motor Credit Corp.:
2.05%, 1/12/17	100,000	103,446
3.30%, 1/12/22	50,000	53,015
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	99,024
United Technologies Corp., 4.50%, 6/1/42	100,000	106,587
UnitedHealth Group, Inc.:
3.375%, 11/15/21	50,000	52,785
4.625%, 11/15/41	50,000	52,050
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	400,000	421,428
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	248,847
Verizon Communications, Inc.:
2.45%, 11/1/22	250,000	236,441
4.75%, 11/1/41	100,000	99,070
Volkswagen International Finance NV, 0.918%, 4/1/14 (e)(r)	300,000	300,465
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	300,000	301,050
Walt Disney Co., 0.875%, 12/1/14	50,000	50,413
Western Union Co., 2.875%, 12/10/17	100,000	101,491
Williams Co.'s, Inc., 3.70%, 1/15/23	200,000	198,542
Xerox Corp., 1.68%, 9/13/13 (r)	150,000	150,579
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	200,000	204,978
3.60%, 1/15/17 (e)	125,000	131,485
Zoetis, Inc., 4.70%, 2/1/43 (e)	100,000	102,082

Total Corporate Bonds (Cost $30,102,166)		30,392,022

FLOATING RATE LOANS(d)- 1.1%
Dell Inc.:
5.00%, 2/28/14 (r)	184,600	183,677
6.25%, 2/5/21 (r)	115,400	114,823
HJ Heinz Co., 5.00%, 2/14/14 (r)	100,000	100,000

Total Floating Rate Loans (Cost $400,000)		398,500

MUNICIPAL OBLIGATIONS - 0.2%
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	55,000	58,443
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	15,000	15,653

Total Municipal Obligations (Cost $69,977)		74,096

SOVEREIGN GOVERNMENT BONDS - 1.3%
Province of Ontario Canada, 2.45%, 6/29/22	400,000	401,024
Province of Quebec Canada, 2.625%, 2/13/23	75,000	75,337

Total Sovereign Government Bonds (Cost $473,252)		476,361

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%
Fannie Mae, 3.00%, 4/3/13	510,000	526,017

Total U.S. Government Agency Mortgage-Backed Securities (Cost $526,416)		526,017

U.S. TREASURY OBLIGATIONS - 6.0%
United States Treasury Bonds:
2.75%, 11/15/42	1,735,000	1,608,128
3.125%, 2/15/43	30,000	30,056
United States Treasury Notes:
0.25%, 3/31/15	295,000	295,023
0.75%, 2/28/18	295,000	294,931
2.00%, 2/15/23	32,000	32,405

Total U.S. Treasury Obligations (Cost $2,245,360)		2,260,543

TIME DEPOSIT - 4.7%
State Street Bank Time Deposit, 0.12%, 4/1/13	1,760,536	1,760,536

Total Time Deposit (Cost $1,760,536)		1,760,536

EQUITY SECURITIES - 0.3%	SHARES
Avado Brands, Inc. (b)*	1,601	—
Intermet Corp. (b)*	1,573	—
Woodbourne Capital:
Trust I, Preferred (b)(e)	50,000	27,230
Trust II, Preferred (b)(e)	50,000	27,230
Trust III, Preferred (b)(e)	50,000	27,230
Trust IV, Preferred (b)(e)	50,000	27,230

Total Equity Securities (Cost $261,154)		108,920

TOTAL INVESTMENTS (Cost $37,808,293) - 101.3%		37,958,532
Other assets and liabilities, net - (1.3%)		(492,658)
NET ASSETS - 100%		$37,465,874

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	1	6/13	$220,453	($111)
10 Year U.S. Treasury Notes	15	6/13	1,979,766	(4,347)
Total Sold				($4,458)

(b) This security was valued by the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 99.9%	SHARES	VALUE
Aerospace & Defense - 1.5%
B/E Aerospace, Inc.*	2,401	$144,756

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	1,759	104,590

Beverages - 4.7%
PepsiCo, Inc.	2,472	195,560
The Coca-Cola Co.	6,438	260,353
		455,913

Biotechnology - 3.3%
Gilead Sciences, Inc.*	6,592	322,547

Capital Markets - 1.8%
T. Rowe Price Group, Inc.	2,319	173,624

Chemicals - 3.7%
Ecolab, Inc.	4,420	354,396

Commercial Banks - 3.5%
SunTrust Banks, Inc.	4,351	125,352
Wells Fargo & Co.	5,724	211,731
		337,083

Communications Equipment - 5.3%
Juniper Networks, Inc.*	6,553	121,493
QUALCOMM, Inc.	5,775	386,636
		508,129

Computers & Peripherals - 3.7%
Apple, Inc.	801	354,547

Consumer Finance - 3.6%
American Express Co.	5,140	346,744

Diversified Financial Services - 2.4%
IntercontinentalExchange, Inc.*	1,431	233,353

Electrical Equipment - 1.0%
Eaton Corp. plc	1,628	99,715

Energy Equipment & Services - 4.8%
Cameron International Corp.*	5,070	330,564
Noble Corp.	3,567	136,081
		466,645

Food & Staples Retailing - 6.4%
Costco Wholesale Corp.	1,924	204,156
CVS Caremark Corp.	7,448	409,565
		613,721

Health Care Equipment & Supplies - 2.6%
Edwards Lifesciences Corp.*	1,757	144,355
Varian Medical Systems, Inc.*	1,465	105,480
		249,835

Health Care Providers & Services - 2.6%
CIGNA Corp.	2,042	127,359
DaVita HealthCare Partners, Inc.*	622	73,763
Express Scripts Holding Co.*	869	50,098
		251,220

Health Care Technology - 0.9%
Cerner Corp.*	944	89,444

Hotels, Restaurants & Leisure - 2.7%
Starbucks Corp.	4,495	256,035

Industrial Conglomerates - 4.4%
3M Co.	1,348	143,306
Danaher Corp.	4,592	285,393
		428,699

Insurance - 2.1%
Aflac, Inc.	2,058	107,057
Aon plc	1,590	97,785
		204,842

Internet & Catalog Retail - 3.3%
Amazon.com, Inc.*	668	178,015
priceline.com, Inc.*	198	136,210
		314,225

Internet Software & Services - 4.9%
eBay, Inc.*	1,818	98,572
Google, Inc.*	473	375,576
		474,148

IT Services - 4.6%
Cognizant Technology Solutions Corp.*	2,317	177,506
International Business Machines Corp.	1,241	264,705
		442,211

Oil, Gas & Consumable Fuels - 4.6%
QEP Resources, Inc.	5,933	188,907
Suncor Energy, Inc.	8,545	256,435
		445,342

Pharmaceuticals - 6.4%
Allergan, Inc.	2,871	320,490
Novartis AG (ADR)	1,555	110,778
Perrigo Co.	1,538	182,607
		613,875

Semiconductors & Semiconductor Equipment - 1.6%
Texas Instruments, Inc.	4,260	151,145

Software - 6.4%
Informatica Corp.*	1,545	53,256
Intuit, Inc.	3,451	226,558
Microsoft Corp.	11,682	334,222
		614,036

Specialty Retail - 3.9%
Bed Bath & Beyond, Inc.*	1,733	111,640
Lowe's Co.'s, Inc.	5,166	195,895
Ross Stores, Inc.	1,175	71,228
		378,763

Textiles, Apparel & Luxury Goods - 1.6%
Nike, Inc., Class B	2,624	154,842

Trading Companies & Distributors - 0.5%
Fastenal Co.	949	48,731

Total Equity Securities (Cost $7,157,415)		9,633,156

TIME DEPOSIT - 0.6%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$61,196	61,196

Total Time Deposit (Cost $61,196)		61,196

TOTAL INVESTMENTS (Cost $7,218,611) - 100.5%		9,694,352
Other assets and liabilities, net - (0.5%)		(46,823)
NET ASSETS - 100%		9,647,529

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of seven separate portfolios. Calvert VP SRI Equity, Calvert VP Small Cap Growth, Calvert VP SRI Strategic, and Calvert VP Money Market Portfolios are registered as diversified portfolios. Calvert VP SRI Mid Cap Growth, Calvert VP SRI Balanced, and Calvert VP Income Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time).  The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities for Calvert VP Money Market are valued at amortized cost which approximates fair market value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the Fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The following amounts were fair valued in good faith under the direction of the Board as of March 31, 2013:

	Market Value	% of Net Assets
Calvert VP SRI Balanced	$1,089,200	0.3%
Calvert VP Income	108,947	0.3%

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

Calvert VP SRI Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$45,601,071	-	-	$45,601,071
Other debt obligations	-	$215,615	-	215,615
TOTAL	$45,601,071	$215,615	-	$45,816,686

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP SRI Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$9,633,156	-	-	$9,633,156
Other debt obligations	-	$61,196	-	61,196
TOTAL	$9,633,156	$61,196	-	$9,694,352

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$285,462	-	$285,462
Commercial mortgage-backed securities	-	1,676,075	-	1,676,075
Corporate debt	-	30,391,995	$27	30,392,022
Municipal obligations	-	74,096	-	74,096
U.S. government obligations	-	2,786,560	-	2,786,560
Equity securities *	-	108,920	-	108,920
Other debt obligations	-	2,635,397	-	2,635,397
TOTAL	-	$37,958,505	$27***	$37,958,532

Other financial instruments **	($4,458)	-	-	($4,458)

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP SRI Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$190,120,481	$1,089,200	-	$191,209,681
Asset backed securities	-	3,104,619	-	3,104,619
Collateralized mortgage-backed obligations	-	302,330	-	302,330
Commercial mortgage-backed securities	-	5,225,523	-	5,225,523
Corporate debt	-	93,758,346	-	93,758,346
Municipal obligations	-	3,579,455	-	3,579,455
U.S. government obligations	-	12,493,468	-	12,493,468
Other debt obligations	-	10,313,558	-	10,313,558
TOTAL	$190,120,481	$129,866,499	-	$319,986,980

Other financial instruments**	$2,875	-	-	$2,875

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP SRI Strategic	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$28,618,983	-	-	$28,618,983
Other debt obligations	-	$539,601	-	539,601
TOTAL	$28,618,983	$539,601	-	$29,158,584

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Small Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$25,708,917	-	-	$25,708,917
Other debt obligations	-	$95,208	-	95,208
TOTAL	$25,708,917	$95,208	-	$25,804,125

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Money Market	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$11,046,716	-	$11,046,716
Variable rate demand notes	-	67,452,645	-	67,452,645
Municipal obligations	-	1,537,408	-	1,537,408
Other debt obligations	-	184,571	-	184,571
TOTAL	-	$80,221,340	-	$80,221,340

* For a complete listing of investments, please refer to the Schedule of Investments.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates, or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolios. During the period, the Portfolios used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration. The Portfolios’ futures contracts at period end are presented in the Schedules of Investments.

During the period ended March 31, 2013, Calvert VP Income Portfolio invested in 2 year and 10 year U.S. Treasury Futures. The volume of activity has varied throughout the period with a weighted average of 18 contracts and $58,017 weighted average notional value.

During the period ended March 31, 2013, Calvert VP SRI Balanced Portfolio invested in 2 year, 5 year, and 10 year U.S. Treasury Futures. The volume of activity has varied throughout the period with a weighted average of 20 contracts and $833,965 weighted average notional value.

Loan Participations and Assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to the Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Calvert VP Money Market.  Dividends from net investment income for all other Portfolios and distributions from net realized capital gains for all Portfolios, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2013, and net realized capital loss carryforwards as of December 31, 2012 with expiration dates:

	CALVERT VP SRI EQUITY	CALVERT VP SRI MID CAP GROWTH	CALVERT VP SRI BALANCED
Federal income tax cost	$7,239,951	$35,426,500	$287,043,151
Unrealized appreciation	$2,491,875	$11,172,172	$40,554,709
Unrealized (depreciation)	(37,435)	(781,986)	(7,610,880)
Net appreciation (depreciation)	$2,454,440	$10,390,186	$32,943,829

	CALVERT VP INCOME	CALVERT VP SRI STRATEGIC	CALVERT VP SMALL CAP GROWTH
Federal income tax cost	$37,818,345	$26,653,739	$19,138,901
Unrealized appreciation	$1,247,542	$2,593,101	$7,432,098
Unrealized (depreciation)	(1,107,355)	(88,256)	(766,874)
Net appreciation (depreciation)	$140,187	$2,504,845	$6,665,224

CALVERT VP MONEY MARKET
Federal income tax cost	$80,221,340
Unrealized appreciation	-
Unrealized (depreciation)	-
Net appreciation (depreciation)	-

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALVERT VP SRI BALANCED	CALVERT VP INCOME*
31-Dec-15	-	($2,920,797)
31-Dec-16	($1,370,482)	(1,237,349)
31-Dec-17	(12,011,647)	(1,654,294)
31-Dec-18	-	(175,128)

EXPIRATION DATE	CALVERT VP SRI STRATEGIC	CALVERT VP MONEY MARKET
31-Dec-16	($3,304,975)	-
31-Dec-17	(4,955,593)	-

NO EXPIRATION DATE
Short-term	(2,210,678)	($19)
Long-term	(3,867,369)	-

* Calvert VP Income Portfolio’s use of capital loss carryforwards acquired from Pinnacle Bond Portfolio of Summit Mutual Funds, Inc. may be limited under certain tax provisions.

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either short-term or long-term capital losses.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:    May 29, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    May 29, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    May 29, 2013